CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Series A perpetual convertible preferred shareholders CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total VNET Group, Inc. shareholders' equity CNY (¥)	Total VNET Group, Inc. shareholders' equity USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥) shares	USD ($) shares
Beginning Balance (in shares) at Dec. 31, 2020 | shares	817,959,713	817,959,713
Beginning balance at Dec. 31, 2020	¥ 56				¥ 13,083,119		¥ 1,047,468	¥ (55,535)		¥ 74,462		¥ (7,235,113)		¥ 6,564,934		¥ 332,546		¥ 6,897,480
Treasury stock, beginning balance at Dec. 31, 2020			¥ (349,523)
Consolidated net income (loss)												500,098		500,098		15,003		515,101
Contribution by noncontrolling interest																11,223		11,223
Conversion of perpetual convertible preferred shares and cumulative dividend	¥ 3				1,076,208		¥ (1,047,468)	(106)				(28,637)
Conversion of perpetual convertible preferred shares and cumulative dividend (in shares) | shares	54,507,816	54,507,816
Foreign exchange difference								(22,773)						(22,773)				(22,773)
Conversion of convertible promissory notes	¥ 3				1,639,803									1,639,806				1,639,806
Conversion of convertible promissory notes (in shares) | shares	42,401,010	42,401,010
Share repurchase	¥ (3)				(866,400)			(12,029)				(826,458)		(1,704,890)				(1,704,890)
Share repurchase (in shares) | shares	(48,634,493)	(48,634,493)
Share-based compensation					264,854									264,854				¥ 264,854
Issuance of new shares for share option exercised and restricted share units vested	¥ 1				(1)
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	16,680,000	16,680,000
Shares issued to depositary bank (in shares) | shares	7,800,000	7,800,000																7,800,000	7,800,000
Appropriation of dividend												(272)		(272)				¥ (272)
Share options exercised					472									472				472
Share options exercised (in shares) | shares	86,862	86,862
Restricted share units vested (shares) | shares	5,929,122	5,929,122
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(6,015,984)	(6,015,984)
Treasury stock, ending balance at Dec. 31, 2021			(349,523)
Ending Balance (in shares) at Dec. 31, 2021 | shares	890,714,046	890,714,046
Ending balance at Dec. 31, 2021	¥ 60				15,198,055			(90,443)		74,462		(7,590,382)		7,242,229		358,772		7,601,001
Consolidated net income (loss)												(775,952)		(775,952)		13,958		(761,994)
Foreign exchange difference								101,465						101,465				101,465
Disposal of noncontrolling interest																(487)		(487)
Share-based compensation					(41,871)									(41,871)				(41,871)
Appropriation of statutory reserves										3,534		(3,534)
Share options exercised (in shares) | shares	2,802	2,802
Restricted share units vested (shares) | shares	5,666,844	5,666,844
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(5,669,646)	(5,669,646)
Treasury stock, ending balance at Dec. 31, 2022			(349,523)															(349,523)
Ending Balance (in shares) at Dec. 31, 2022 | shares	890,714,046	890,714,046
Ending balance at Dec. 31, 2022	¥ 60				15,239,926			11,022		77,996		(8,369,868)		6,609,613		372,243		6,981,856
Consolidated net income (loss)												(2,643,836)		(2,643,836)		46,667		(2,597,169)
Issuance of ordinary shares, net of issurance cost	¥ 47				2,084,356									2,084,403				2,084,403
Acquistion of noncontrolling interest					(27,200)									(27,200)		(30,471)		¥ (57,671)
Reissuance of treasury stock for share option exercise and restricted share units vested , shares | shares	3,252,768	3,252,768																3,252,768	3,252,768
Reissuance of treasury stock for share option exercise and restricted share units vested			22,570		(22,570)
Issuance of new shares (in shares) | shares	650,424,192	650,424,192
Contribution by noncontrolling interest																116,996		¥ 116,996
Foreign exchange difference								(25,365)						(25,365)				(25,365)
Share-based compensation					16,800									16,800				16,800
Appropriation of statutory reserves										2,619		(2,619)
Appropriation of dividend																(5,467)		(5,467)
Restricted share units vested (shares) | shares	3,043,692	3,043,692
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(3,043,692)	(3,043,692)
Treasury stock, ending balance at Dec. 31, 2023			¥ (326,953)	$ (46,050)														(326,953)	$ (46,050)
Ending Balance (in shares) at Dec. 31, 2023 | shares	1,544,391,006	1,544,391,006
Ending balance at Dec. 31, 2023	¥ 107	$ 15			¥ 17,291,312	$ 2,435,430		¥ (14,343)	$ (2,020)	¥ 80,615	$ 11,354	¥ (11,016,323)	$ (1,551,617)	¥ 6,014,415	$ 847,112	¥ 499,968	$ 70,419	¥ 6,514,383	$ 917,531